Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 27, 2025 USD ($)	Dec. 27, 2025 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the Pay versus Performance disclosure below details compensation for the Company’s CEO and average compensation for the other named executives, both as reported in the Summary Compensation Table and with certain adjustments to reflect compensation actually paid to such individuals in each of the Company’s fiscal years 2025, 2024, 2023, 2022 and 2021. The disclosure also provides
Please see Appendix A to this Proxy Statement for reconciliation of our GAAP EPS to non-GAAP EPS for 2016-2025.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other Named Executives ($)(2)	Average Compensation Actually paid to Other Named Executives ($)(1)	Value of Initial Fixed $100 Investment Based on(3)		Net income available to Charles River Laboratories International Inc. common shareholders ($)	Non- GAAP EPS ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	15,435,220	24,913,934	3,560,900	4,410,976	81	148	(144,338,000)	10.28
2024	13,473,609	3,095,181	3,499,578	1,141,833	74	129	10,297,000	10.32
2023	14,096,924	20,468,880	3,692,047	4,926,154	94	126	474,624,000	10.67
2022	13,447,872	10,658,049	3,298,049	902,290	87	124	486,226,000	11.12
2021	13,705,580	41,201,427	4,392,906	8,866,839	147	126	390,982,000	10.32

(1)
SEC rules specify adjustments from the Summary Compensation Table totals to calculate compensation actually paid to the CEO and other named executives. These adjustments are detailed in the table below titled “Reconciliation of Summary Compensation Table Total to Compensation Actually Paid” but do not necessarily reflect cash or equity value transferred to the executive outright. The numbers in this table reflect an updated calculation methodology for PSUs that vested in the current year and Compensation Actually Paid for the years 2021-2024.

(2)
For 2021 through 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo (former Corporate Executive Vice President and Chief Commercial Officer), Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume. For 2024, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick and Mr. LaPlume. For 2025, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick, Mr. LaPlume and Mr. Knell. Mr. Knell became a named executive in 2025 when he assumed the role of Interim Chief Financial Officer.

(3)
TSR was measured for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27, 2019 to December 30, 2022; for 2023 for the period from January 2, 2023 to December 29, 2023; for 2024 for the period of January 2, 2024 to December 27, 2024; and for 2025, for the period of December 30, 2024 to December 26, 2025. The peer group is the S&P 500 Health Care Index.

(4)
The table reflects net income on a GAAP basis. On a non-GAAP basis, net income for fiscal 2025 was $512.3 million. The primary driver of the GAAP decrease were non-cash intangible asset and goodwill impairments of $211.0 million and $165.0 million, respectively, in the fourth quarter of 2025.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid(5)
2025	CEO	15,435,220	11,601,089	—	1,000,717	19,144,088	865,363	69,635	24,913,934
	Other Named Executives	3,560,900	2,419,109	—	—	3,082,235	149,330	37,620	4,410,976
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(4,339,313)	3,095,181
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(688,974)	1,141,833
2023	CEO	14,096,924	11,433,096	—	788,969	14,598,471	476,837	1,940,775	20,468,880
	Other Named Executives	3,692,047	2,474,809	—	—	3,338,251	190,800	179,865	4,926,154
2022	CEO	13,447,872	10,939,883	—	989,746	7,459,567	(10,070,482)	9,771,230	10,658,049
	Other Named Executives	3,298,049	2,418,873	—	—	1,848,071	(1,380,356)	(444,601)	902,290
2021	CEO	13,705,580	10,422,089	—	823,145	15,460,355	13,268,849	8,365,586	41,201,427
	Other Named Executives	4,392,906	3,203,012	—	—	3,965,695	2,276,985	1,434,265	8,866,839

(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2. These numbers reflect an updated calculation methodology for PSUs that vested in the current year for the years 2021-2024.

Company Selected Measure Name		Non- GAAP EPS
Named Executive Officers, Footnote
(2)
For 2021 through 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo (former Corporate Executive Vice President and Chief Commercial Officer), Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume. For 2024, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick and Mr. LaPlume. For 2025, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick, Mr. LaPlume and Mr. Knell. Mr. Knell became a named executive in 2025 when he assumed the role of Interim Chief Financial Officer.

Peer Group Issuers, Footnote
(3)
TSR was measured for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27, 2019 to December 30, 2022; for 2023 for the period from January 2, 2023 to December 29, 2023; for 2024 for the period of January 2, 2024 to December 27, 2024; and for 2025, for the period of December 30, 2024 to December 26, 2025. The peer group is the S&P 500 Health Care Index.

PEO Total Compensation Amount		$ 15,435,220	$ 13,473,609	$ 14,096,924	$ 13,447,872	$ 13,705,580
PEO Actually Paid Compensation Amount		$ 24,913,934	3,095,181	20,468,880	10,658,049	41,201,427
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid(5)
2025	CEO	15,435,220	11,601,089	—	1,000,717	19,144,088	865,363	69,635	24,913,934
	Other Named Executives	3,560,900	2,419,109	—	—	3,082,235	149,330	37,620	4,410,976
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(4,339,313)	3,095,181
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(688,974)	1,141,833
2023	CEO	14,096,924	11,433,096	—	788,969	14,598,471	476,837	1,940,775	20,468,880
	Other Named Executives	3,692,047	2,474,809	—	—	3,338,251	190,800	179,865	4,926,154
2022	CEO	13,447,872	10,939,883	—	989,746	7,459,567	(10,070,482)	9,771,230	10,658,049
	Other Named Executives	3,298,049	2,418,873	—	—	1,848,071	(1,380,356)	(444,601)	902,290
2021	CEO	13,705,580	10,422,089	—	823,145	15,460,355	13,268,849	8,365,586	41,201,427
	Other Named Executives	4,392,906	3,203,012	—	—	3,965,695	2,276,985	1,434,265	8,866,839
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2. These numbers reflect an updated calculation methodology for PSUs that vested in the current year for the years 2021-2024.

Non-PEO NEO Average Total Compensation Amount		$ 3,560,900	3,499,578	3,692,047	3,298,049	4,392,906
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,410,976	1,141,833	4,926,154	902,290	8,866,839
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid(5)
2025	CEO	15,435,220	11,601,089	—	1,000,717	19,144,088	865,363	69,635	24,913,934
	Other Named Executives	3,560,900	2,419,109	—	—	3,082,235	149,330	37,620	4,410,976
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(4,339,313)	3,095,181
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(688,974)	1,141,833
2023	CEO	14,096,924	11,433,096	—	788,969	14,598,471	476,837	1,940,775	20,468,880
	Other Named Executives	3,692,047	2,474,809	—	—	3,338,251	190,800	179,865	4,926,154
2022	CEO	13,447,872	10,939,883	—	989,746	7,459,567	(10,070,482)	9,771,230	10,658,049
	Other Named Executives	3,298,049	2,418,873	—	—	1,848,071	(1,380,356)	(444,601)	902,290
2021	CEO	13,705,580	10,422,089	—	823,145	15,460,355	13,268,849	8,365,586	41,201,427
	Other Named Executives	4,392,906	3,203,012	—	—	3,965,695	2,276,985	1,434,265	8,866,839
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
		For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2. These numbers reflect an updated calculation methodology for PSUs that vested in the current year for the years 2021-2024
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three measures listed below are the most important for determining compensation for our named executives. Revenue and Non-GAAP Operating Income are the main components of EICP (short-term incentive), and Non-GAAP EPS determines baseline performance of PSUs granted to our named executives (long-term incentive). For more details on the elements of our compensation program, please see “Compensation Discussion and Analysis—Compensation Elements” on pages 49-58 of this Proxy Statement.
Most Important Performance Measures
Revenue
Non-GAAP EPS
Non-GAAP Operating Income

Total Shareholder Return Amount		$ 81	74	94	87	147
Peer Group Total Shareholder Return Amount		148	129	126	124	126
Net Income (Loss)		$ (144,338,000)	$ 10,297,000	$ 474,624,000	$ 486,226,000	$ 390,982,000
Company Selected Measure Amount		10.28	10.32	10.67	11.12	10.32
PEO Name		Mr. Foster
Non Gaap Net income Loss		$ 512,300,000
Impairment of Intangible Assets, Finite-Lived	$ 211,000,000
Goodwill, Impairment Loss	$ 165,000,000
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP EPS
Non-GAAP Measure Description
(4)
The table reflects net income on a GAAP basis. On a non-GAAP basis, net income for fiscal 2025 was $512.3 million. The primary driver of the GAAP decrease were non-cash intangible asset and goodwill impairments of $211.0 million and $165.0 million, respectively, in the fourth quarter of 2025.

Measure:: 3
Pay vs Performance Disclosure
Name		Non-GAAP Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,000,717	866,253	788,969	989,746	823,145
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,601,089)	(11,226,634)	(11,433,096)	(10,939,883)	(10,422,089)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,144,088	9,530,080	14,598,471	7,459,567	15,460,355
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		865,363	(5,208,815)	476,837	(10,070,482)	13,268,849
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		69,635	(4,339,313)	1,940,775	9,771,230	8,365,586
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,419,109)	(2,594,656)	(2,474,809)	(2,418,873)	(3,203,012)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,082,235	2,233,247	3,338,251	1,848,071	3,965,695
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,330	(1,307,362)	190,800	(1,380,356)	2,276,985
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 37,620	$ (688,974)	$ 179,865	$ (444,601)	$ 1,434,265